Note 8 Fair value of financial assets by levels, valuation techniques and inputs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value by levels [Line Items]
Assets	€ 713,140	€ 662,885	€ 733,797
Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	-NAV provided by the administrator of the fund
Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active markets prices
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates
Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76, Hull-White and SABRBond options: Black 76Swaptions: Black, Hull-White and LGMOther Interest rate Options: Black 76, Hull-White and LGMConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Financial assets held for trading [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Financial assets held for trading [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Specific liquidation criteria regarding losses of the EPA proceedingsPD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows
Unobservable inputs	- Prepayment rates- Business plan of the underlying asset, WACC, macro scenario- Property valuation
Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active market prices
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: Black 76Swaptions: Black 76, Hull-White and LGMOther Interest rate Options: Black 76, Hull-White and LGMConstant maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Hedging derivatives [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Black 76, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Hedging derivatives [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and Discounted cash flows
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Assets	€ 85,636	87,736	71,938
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	31
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	7,934	13,725	11,123
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	39,562	47,279	26,741
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial assets at fair value by levels [Line Items]
Assets	38,140	26,732	34,043
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	151	522	381
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	40	394	57
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	111	128	324
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	176	178
Level 2 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	176	178
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets at fair value by levels [Line Items]
Assets	10,237	7,545	7,866
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	58	36	34
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	10,179	7,509	7,832
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Assets	1,887	1,733	1,862
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 2 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Assets	2,325	3,386	1,386
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	34	37	60
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	148	189	57
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	1,169	2,913	1,148
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial assets at fair value by levels [Line Items]
Assets	974	247	121
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	1,017	1,186	992
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	1,014	751	465
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	28
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Assets	3	435	499
Level 3 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets designated at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets at fair value by levels [Line Items]
Assets	508	719	598
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Assets	100	106	105
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Assets	408	613	493
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Assets	0	9	8
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Equity [member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Credit [Member]
Financial assets at fair value by levels [Line Items]
Assets
Level 3 Of Fair Value Hierarchy [Member] | Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Assets